Stock options (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exercise price	1.02	0.88	0.86
Outstanding		3,656,121
Number of stock options exercisable	1,782,537	1,733,930
Range One
Exercise price	0.45
Outstanding	74,600
Number of stock options exercisable	74,600
Average remaining contractual life (years)	9 months 18 days
Range Two
Exercise price	0.75
Outstanding	355,000
Number of stock options exercisable	236,664
Average remaining contractual life (years)	2 years 6 months
Range Three
Exercise price	0.76
Outstanding	303,335
Number of stock options exercisable	131,110
Average remaining contractual life (years)	3 years 1 month 6 days
Range Four
Exercise price	0.86
Outstanding	707,500
Number of stock options exercisable	454,163
Average remaining contractual life (years)	2 years 7 months 6 days
Range Five
Exercise price	1.16
Outstanding	411,000
Number of stock options exercisable	411,000
Average remaining contractual life (years)	1 year 7 months 6 days
Range Six
Exercise price	1.20
Outstanding	300,000
Number of stock options exercisable	300,000
Average remaining contractual life (years)	2 years 7 months 6 days
Range Seven
Exercise price	1.35
Outstanding	55,000
Number of stock options exercisable	55,000
Average remaining contractual life (years)	5 years
Range Eight
Exercise price	1.39
Outstanding	55,000
Number of stock options exercisable	55,000
Average remaining contractual life (years)	4 years 6 months
Range Nine
Exercise price	1.55
Outstanding	40,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 2 months 12 days
Range Ten
Exercise price	1.61
Outstanding	25,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 1 month 6 days
Range Eleven
Exercise price	1.67
Outstanding	150,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 10 months 24 days
Range Twelve
Exercise price	1.83
Outstanding	65,000
Number of stock options exercisable	65,000
Average remaining contractual life (years)	4 years
Range Thirteen
Exercise price	1.02
Outstanding	2,541,435
Number of stock options exercisable	1,782,537
Average remaining contractual life (years)	2 years 8 months 12 days